Merger and Reverse Recapitalization (Tables)	12 Months Ended
Jun. 30, 2021
Merger And Reverse Recapitalization [Abstract]
Schedule of Reconciliation of Elements of the Merger to the Consolidated Statement of Cash Flows and Stockholders Equity
The following table reconciles the elements of the Merger to the consolidated statement of cash flows and the consolidated statement of stockholders’ equity for the year ended June 30, 2021:

(in thousands, except share data)	Shares	Recapitalization
Cash—BCAC’s trust and cash, net of redemptions	23,633,355	$178,942
Cash—PIPE	10,000,000	100,000
Non-cash net liabilities assumed from BCAC		(579)
Less: transaction costs and advisory fees paid by Legacy VWE		(3,739)
Less: transaction costs and advisory fees paid by BCAC		(25,933)

Net contributions from merger and PIPE financing	33,633,355	$248,691